APEX HEALTHCARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 86.2%
	BIOTECH & PHARMA - 56.8%
1,733	AbbVie, Inc.	$ 253,711
2,875	AbCellera Biologics, Inc.(a)	34,011
3,414	Alector, Inc.(a)	31,409
1,017	Amphastar Pharmaceuticals, Inc.(a)	31,425
1,103	Arcus Biosciences, Inc.(a)	28,104
6,627	Beijing Tong Ren Tang Chinese Medicine Company	7,404
1,588	BioNTech S.E. - ADR	218,572
2,178	Catalyst Pharmaceuticals, Inc.(a)	30,209
15,009	China Grand Pharmaceutical Group Ltd.	6,424
4,743	China Medical System Holdings Ltd.	5,178
3,966	Chugai Pharmaceutical Company Ltd.	92,022
1,083	Corcept Therapeutics, Inc.(a)	30,974
391	CRISPR Therapeutics A.G.(a)	20,465
16,378	CSPC Pharmaceutical Group Ltd.	16,838
782	Dermapharm Holding S.E.	29,744
2,661	Dynavax Technologies Corporation(a)	30,468
322	Genmab A/S(a)	124,115
663	Halozyme Therapeutics, Inc.(a)	31,698
605	Harmony Biosciences Holdings, Inc.(a)	31,460
1,433	Horizon Therapeutics plc(a)	89,305
1,267	Incyte Corporation(a)	94,189
643	Indivior plc(a)	12,233
317	Ipsen S.A.	32,571
2,875	Ironwood Pharmaceuticals, Inc.(a)	31,453
1,606	iTeos Therapeutics, Inc.(a)	31,285
2,147	JCR Pharmaceuticals Company Ltd.	31,983
1,317	Kyowa Kirin Company Ltd.	31,045
688	Laboratorios Farmaceuticos Rovi S.A.	31,280
1,861	Maravai LifeSciences Holdings, Inc.(a)	30,893
2,686	Merck & Company, Inc.	271,823
1,553	Merck KGaA	253,156
1,862	Moderna, Inc.(a)	279,915
1,967	Ono Pharmaceutical Company Ltd.	46,248
5,740	Pfizer, Inc.	267,197

APEX HEALTHCARE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 86.2% (Continued)
	BIOTECH & PHARMA - 56.8% (Continued)
536	Pharma Mar S.A.	$ 32,101
360	Regeneron Pharmaceuticals, Inc.(a)	269,550
1,355	REGENXBIO, Inc.(a)	32,073
663	Roche Holding A.G.	268,948
52	Siegfried Holding A.G.	30,950
3,399	SIGA Technologies, Inc.	31,237
39,517	Sino Biopharmaceutical Ltd.	19,180
4,495	Sumitomo Dainippon Pharma Company Ltd.	31,349
2,607	Takara Bio, Inc.	30,560
751	uniQure N.V.(a)	13,984
850	Vertex Pharmaceuticals, Inc.(a)	265,200
1,395	Vir Biotechnology, Inc.(a)	30,662
		3,644,601
	HEALTH CARE FACILITIES & SERVICES - 4.5%
1,680	Amvis Holdings, Inc.	32,619
1,348	BML, Inc.	30,507
1,074	CellSource Company Ltd.(a)	31,745
776	Fulgent Genetics, Inc.(a)	30,753
1,647	H.U. Group Holdings, Inc.	30,683
473	Laboratory Corp of America Holdings	104,940
1,686	Shin Nippon Biomedical Laboratories Ltd.	30,853
		292,100
	MEDICAL EQUIPMENT & DEVICES - 24.4%
2,686	Abbott Laboratories	265,753
1,581	Agilent Technologies, Inc.	218,731
246	DiaSorin SpA	32,154
1,410	Hologic, Inc.(a)	95,598
2,210	Hoya Corporation	206,226
904	Inmode Ltd.(a)	31,025
850	Jeol Ltd.	31,213
123	Mettler-Toledo International, Inc.(a)	155,586
8,641	Modern Dental Group Ltd.	1,794
7,387	Olympus Corporation	155,997
360	QuidelOrtho Corporation(a)	32,335

APEX HEALTHCARE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 86.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 24.4% (Continued)
256	Repligen Corporation(a)	$ 46,717
144	Sartorius Stedim Biotech	45,695
210	Shockwave Medical, Inc.(a)	61,562
430	STAAR Surgical Company(a)	30,474
655	Straumann Holding A.G.	62,390
428	West Pharmaceutical Services, Inc.	98,483
		1,571,733
	TECHNOLOGY HARDWARE - 0.5%
194	Comet Holding A.G.	30,959

	TOTAL COMMON STOCKS (Cost $5,762,424)	5,539,393

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 11.7%
	EQUITY - 11.7%
1,894	Health Care Select Sector SPDR Fund	251,429
6,125	iShares Global Healthcare ETF	501,760
		753,189

	TOTAL EXCHANGE-TRADED FUNDS (Cost $757,450)	753,189

	TOTAL INVESTMENTS - 97.9% (Cost $6,519,874)	$ 6,292,582
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%	137,459
	NET ASSETS - 100.0%	$ 6,430,041

(a)       Non-income producing security.

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
SPDR	- Standard & Poor’s Depositary Receipt